Commitments and Contingencies - Reconcile Changes in Accrued Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Commitments And Contingencies Disclosure [Abstract]
Beginning accrued warranty reserve	$ 266	$ 290	$ 238
Warranty claims	(403)	(345)	(690)
Provision for product warranties	412	321	742
Ending accrued warranty reserve	$ 275	$ 266	$ 290